PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 30,285	$ 3,883	$ 31,055	$ 21,601